SUBMISSION
TYPE     13F-HR
DOCUMENT-COUNT     1
NOTIFY-INTERNET     linda.stoeltje@tmcdanco.com
SROS     NONE
FILER
CIK     0001104366
CCC     wx#gkfe3
/FILER
PERIOD     03/31/04
DOCUMENT
TYPE     13F-HR
TEXT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    April 30, 2004


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: $92762 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              604059105      349     4260 SH       SOLE                                       4260
Abbott Labs                    COM              002824100      223     5422 SH       SOLE                                       5422
Albertsons Inc.                COM              013104104      672    30350 SH       SOLE                                      30350
Altria Group Incorporated      COM              718154107      357     6559 SH       SOLE                                       6559
American International Group   COM              026874107     3604    50512 SH       SOLE                                      50512
Automatic Data Processing      COM              053015103     2495    59401 SH       SOLE                                      59401
BB&T Corp.                     COM              054937107      237     6700 SH       SOLE                                       6700
BP PLC                         COM              055622104     2386    46598 SH       SOLE                                      46598
Bristol Myers Squibb           COM              110122108     1203    49661 SH       SOLE                                      49661
Canon Inc. ADR                 COM              138006309     3031    58509 SH       SOLE                                      58509
ChevronTexaco                  COM              166751107      633     7206 SH       SOLE                                       7206
Cisco Systems                  COM              17275R102      867    36786 SH       SOLE                                      36786
Citigroup Inc                  COM              172967101      222     4300 SH       SOLE                                       4300
Coca-Cola                      COM              191216100     2593    51550 SH       SOLE                                      51550
Compass Bancshares Inc.        COM              20449H109      722    17400 SH       SOLE                                      17400
Donaldson Co.                  COM              257651109     3899   146958 SH       SOLE                                     146958
Dover Corp.                    COM              260003108     2735    70551 SH       SOLE                                      70551
Emerson Electric               COM              291011104     2651    44236 SH       SOLE                                      44236
Exxon Mobil                    COM              30231G102     2792    67124 SH       SOLE                                      67124
General Electric               COM              369604103      734    24055 SH       SOLE                                      24055
H J Heinz Co.                  COM              423074103     1749    46891 SH       SOLE                                      46891
Home Depot                     COM              437076102     1772    47440 SH       SOLE                                      47440
Illinois Tool Works            COM              452308109     3531    44571 SH       SOLE                                      44571
Intel Corp.                    COM              458140100      860    31635 SH       SOLE                                      31635
Johnson & Johnson              COM              478160104     3499    68977 SH       SOLE                                      68977
Luminex Corp                   COM              55027E102      572    63241 SH       SOLE                                      63241
Merck                          COM              589331107     3083    69770 SH       SOLE                                      69770
Microsoft Corp                 COM              594918104     1743    69931 SH       SOLE                                      69931
Molex Inc.                     COM              608554101     2239    73682 SH       SOLE                                      73682
National Instruments Corp.     COM              636518102      862    27384 SH       SOLE                                      27384
Nokia                          COM              654902204      747    36817 SH       SOLE                                      36817
Nordson Corp.                  COM              655663102     2638    70416 SH       SOLE                                      70416
Pepsico Inc.                   COM              713448108      414     7693 SH       SOLE                                       7693
Pfizer, Inc.                   COM              717081103      952    27168 SH       SOLE                                      27168
Procter & Gamble               COM              742718109     4026    38391 SH       SOLE                                      38391
Reuters Group PLC              COM              76132m102      801    18726 SH       SOLE                                      18726
Royal Dutch                    COM              780257804     2346    49307 SH       SOLE                                      49307
SBC Communications             COM              78387G103     1442    58765 SH       SOLE                                      58765
San Juan Basin Royalty Trust   COM              798241105     6443   320876 SH       SOLE                                     320876
Schering-Plough                COM              806605101     1574    97016 SH       SOLE                                      97016
Schlumberger Ltd               COM              806857108     2429    38035 SH       SOLE                                      38035
Sharon Energy Ltd              COM              819606104        3    15000 SH       SOLE                                      15000
Sigma-Aldrich                  COM              826552101     2853    51509 SH       SOLE                                      51509
Sysco Corp.                    COM              871829107     3670    93978 SH       SOLE                                      93978
Telefonica de Espana           COM              879382208      738    16202 SH       SOLE                                      16202
Unilever N.V.                  COM              904784709     2466    35511 SH       SOLE                                      35511
Verizon Communications         COM              92343v104      217     5949 SH       SOLE                                       5949
W.W. Grainger                  COM              384802104     2638    54966 SH       SOLE                                      54966
Wal-Mart Stores                COM              931142103     2217    37134 SH       SOLE                                      37134
Weyerhaeuser                   COM              962166104     1834    28001 SH       SOLE                                      28001
REPORT SUMMARY		       50 DATA RECORDS		     92762         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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